                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment           [ ] Amendment Number : _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


   /s/ David Newmark        Short Hills, NJ     November 13, 2008
-----------------------   ------------------   -------------------
      (Signature)            (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            3
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total: 302,369(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng
 3    028-12246              Howard T. Kaminsky

                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
--------------------------- -------------- --------- -------- --------------------- -------------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE   SHRS OR         PUT/   INVESTMENT    OTHER   ---------------------
      NAME OF ISSUER            CLASS        CUSIP    (X1000)  PRN AMT  SH/PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
--------------------------- -------------- --------- -------- --------- ------ ---- -------------- -------- --------- ------ ----
ALLEGHENY TECHNOLOGIES INC       COM       01741R102    3,351   113,400   SH        Shared-Defined  1, 2, 3   113,400    0     0
CHENIERE ENERGY INC            COM NEW     16411R208    4,500 2,000,000   SH        Shared-Defined  1, 2, 3 2,000,000    0     0
CHENIERE ENERGY PARTNERS LP    COM UNIT    16411Q101    6,950 1,000,000   SH        Shared-Defined  1, 2, 3 1,000,000    0     0
CHESAPEAKE ENERGY CORP           COM       165167107   11,762   328,000   SH        Shared-Defined  1, 2, 3   328,000    0     0
DANA HOLDING CORP                COM       235825205    6,442 1,330,890   SH        Shared-Defined  1, 2, 3 1,330,890    0     0
GENERAL MTRS CORP                COM       370442105    4,725   500,000   SH        Shared-Defined  1, 2, 3   500,000    0     0
GOODYEAR TIRE & RUBR CO          COM       382550101   25,823 1,686,700   SH        Shared-Defined  1, 2, 3 1,686,700    0     0
ISHARES TR                  DJ US REAL EST 464287739   13,010   210,000   SH        Shared-Defined  1, 2, 3   210,000    0     0
ISHARES TR                  MSCI EMERG MKT 464287234   20,502   600,000   SH        Shared-Defined  1, 2, 3   600,000    0     0
KBR INC                          COM       48242W106    3,818   250,000   SH        Shared-Defined  1, 2, 3   250,000    0     0
LLOYDS TSB GROUP PLC        SPONSORED ADR  539439109    2,510   150,000   SH        Shared-Defined  1, 2, 3   150,000    0     0
MBIA INC                         COM       55262C100    1,785   150,000   SH        Shared-Defined  1, 2, 3   150,000    0     0
MORGAN STANLEY                 COM NEW     617446448    5,750   250,000   SH   CALL Shared-Defined  1, 2, 3       N/A   N/A   N/A
NABORS INDUSTRIES LTD            SHS       G6359F103    4,037   162,000   SH        Shared-Defined  1, 2, 3   162,000    0     0
OIL SVC HOLDRS TR           DEPOSTRY RCPT  678002106   22,005   150,000   SH        Shared-Defined  1, 2, 3   150,000    0     0
POTASH CORP SASK INC             COM       73755L107   18,481   140,000   SH        Shared-Defined  1, 2, 3   140,000    0     0
QUALCOMM INC                     COM       747525103   11,774   274,000   SH        Shared-Defined  1, 2, 3   274,000    0     0
RTI INTL METALS INC              COM       74973W107   17,987   919,600   SH        Shared-Defined  1, 2, 3   919,600    0     0
SELECT SECTOR SPDR TR       SBI INT-ENERGY 81369Y506   31,650   500,000   SH        Shared-Defined  1, 2, 3   500,000    0     0
SLM CORP                         COM       78442P106   32,336 2,620,400   SH        Shared-Defined  1, 2, 3 2,620,400    0     0
UNITED STATES STL CORP NEW       COM       912909108   15,522   200,000   SH        Shared-Defined  1, 2, 3   200,000    0     0
WALTER INDS INC                  COM       93317Q105   23,298   491,000   SH        Shared-Defined  1, 2, 3   491,000    0     0